Related party transactions and balances (Details Narrative) - USD ($)	Mar. 07, 2024	Jun. 20, 2023	Mar. 09, 2023	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024	Oct. 19, 2023	Jun. 13, 2023	Apr. 19, 2023
Accounts Payable and Accrued Liabilities				$ 579,012		$ 471,776
Common Stock [Member]
Shares, Issued	3,000,000	20,000,000	5,000,000		10,000,000		50,000,000	5,000,000	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.002
Interest Expense, Other	$ 6,000	$ 744,655
Common Stock [Member] | C E O [Member]
Shares, Issued			7,000,000
Interest Expense, Other			$ 14,000
Common Stock [Member] | Four Individuals [Member]
Shares, Issued			12,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.002
Interest Expense, Other			$ 24,000